4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Assets amortized cost	R$ 630.8	R$ 1,092.5
Liabilities amortized cost	(208.8)	(529.6)
Liabilities fair value	(16,310.2)
Total assets and liabilities		(14,696.4)
Trade Accounts Payable [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(6,445.5)	(5,839.8)
Supply Chain Finance [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(715.2)	(1,335.6)
Local Currency [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(9,343.0)	(8,643.7)
Foreign Currency [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(11,101.3)	(10,318.7)
Finance Lease Payable [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(232.6)	(216.8)
Loans and Financing - NCE [Member]
Disclosure of detailed information about hedges [line items]
Liabilities fair value
Financial Liabilities [Member]
Disclosure of detailed information about hedges [line items]
Liabilities fair value	(27,837.6)
Total assets and liabilities		(26,354.6)
Financial Liabilities [Member] | Trade Accounts Payable [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(6,445.5)	(5,839.8)
Financial Liabilities [Member] | Supply Chain Finance [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(715.2)	(1,335.6)
Financial Liabilities [Member] | Local Currency [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(9,343.0)	(8,643.7)
Financial Liabilities [Member] | Foreign Currency [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(11,101.3)	(10,318.7)
Financial Liabilities [Member] | Finance Lease Payable [Member]
Disclosure of detailed information about hedges [line items]
Liabilities amortized cost	(232.6)	(216.8)
Financial Liabilities [Member] | Loans and Financing - NCE [Member]
Disclosure of detailed information about hedges [line items]
Liabilities fair value
Cash and Bank Accounts [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	1,670.1	1,730.4
Cash Equivalents [Member]
Disclosure of detailed information about hedges [line items]
Assets fair value	4,340.7	4,626.5
Marketable Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	257.0	255.5
Assets fair value	540.3	894.5
Restricted Cash [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	535.6	645.8
Trade Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	3,925.3	3,095.8
Other Credits [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	229.5	335.5
Other Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	28.9	74.2
Loans & Receivables [Member]
Disclosure of detailed information about hedges [line items]
Liabilities fair value	5,853.8
Total assets and liabilities		5,235.9
Loans & Receivables [Member] | Cash and Bank Accounts [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	1,670.1	1,730.4
Loans & Receivables [Member] | Cash Equivalents [Member]
Disclosure of detailed information about hedges [line items]
Assets fair value
Loans & Receivables [Member] | Marketable Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Assets fair value
Loans & Receivables [Member] | Restricted Cash [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Loans & Receivables [Member] | Trade Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	3,925.3	3,095.8
Loans & Receivables [Member] | Other Credits [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	229.5	335.5
Loans & Receivables [Member] | Other Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	229.5	74.2
Loans & Receivables [Member] | Cash Equivalents [Member]
Disclosure of detailed information about hedges [line items]
Assets fair value
Available For Sale [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	344.2	623.3
Liabilities fair value	344.3
Total assets and liabilities		623.3
Available For Sale [Member] | Cash and Bank Accounts [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Available For Sale [Member] | Cash Equivalents [Member]
Disclosure of detailed information about hedges [line items]
Assets fair value
Available For Sale [Member] | Marketable Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Assets fair value	344.3	623.3
Available For Sale [Member] | Restricted Cash [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Available For Sale [Member] | Trade Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Available For Sale [Member] | Other Credits [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Available For Sale [Member] | Other Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Trading Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	196.0	271.2
Liabilities fair value	4,536.7
Total assets and liabilities		4,897.7
Trading Securities [Member] | Cash and Bank Accounts [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Trading Securities [Member] | Cash Equivalents [Member]
Disclosure of detailed information about hedges [line items]
Assets fair value	4,340.7	4,626.5
Trading Securities [Member] | Marketable Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Assets fair value	196.0	271.2
Trading Securities [Member] | Restricted Cash [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Trading Securities [Member] | Trade Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Trading Securities [Member] | Other Credits [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Trading Securities [Member] | Other Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Held To Maturity [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	797.2	1,150.0
Liabilities fair value	792.6
Total assets and liabilities		901.3
Held To Maturity [Member] | Cash and Bank Accounts [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Held To Maturity [Member] | Marketable Securities [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	257.0	255.5
Held To Maturity [Member] | Restricted Cash [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost	535.6	645.8
Held To Maturity [Member] | Trade Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Held To Maturity [Member] | Other Credits [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost
Held To Maturity [Member] | Other Receivables [Member]
Disclosure of detailed information about hedges [line items]
Assets amortized cost